Fair Value Measurements Assets and Liabilities Measured on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	$ 1,115,627		$ 1,619,878
Loans Held-for-sale, Fair Value Disclosure	672,371		1,452,236
Derivative Asset Netting and Cash Collateral Adjustments	(4,277)		(15,481)
Derivative Liability Netting and Cash Collateral Adjustments	(40,367)		(110,641)
Residential Collateralized Mortgage Obligations Securities Not Issued by US Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	1,109,271		1,611,775
Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	3,086		7,526
Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	3,270		577
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	0	[1]	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	49,619	[1]	642,437
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	71,473	[1]	15,654
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FDIC clawback liability			50,720
Derivative Assets	28,170		33,261
Derivative Liabilities	15,398		20,426
Fair Value, Measurements, Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	1,115,627		1,619,878
Fair Value, Measurements, Recurring [Member] | Residential Collateralized Mortgage Obligations Securities Not Issued by US Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	1,109,271		1,611,775
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	3,086		7,526
Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	3,270		577
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	0		0
FDIC clawback liability			0
Derivative Assets	0		10,368
Derivative Liabilities	0		2,121
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	399		267
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Collateralized Mortgage Obligations Securities Not Issued by US Government Sponsored Enterprises [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	399		267
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	613,459		1,452,236
FDIC clawback liability			0
Derivative Assets	24,020		29,282
Derivative Liabilities	53,199		128,946
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	1,115,228		1,619,611
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Collateralized Mortgage Obligations Securities Not Issued by US Government Sponsored Enterprises [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	1,109,271		1,611,775
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	3,086		7,526
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	2,871		310
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	58,912		0
FDIC clawback liability			50,720
Derivative Assets	8,427		9,092
Derivative Liabilities	2,566		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Collateralized Mortgage Obligations Securities Not Issued by US Government Sponsored Enterprises [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0		0
Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset Netting and Cash Collateral Adjustments	(4,277)	[2]	(15,481)	[2]
Derivative Liability Netting and Cash Collateral Adjustments	(40,367)	[2]	(110,641)	[2]
Aggregate Fair Value Under Fair Value Option [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 672,371		$ 1,452,236

[1]	(1)The carrying value of loans held for sale excludes $672,371 and $1,452,236 in loans measured at fair value on a recurring basis as of December 31, 2013 and 2012, respectively.
[2]	(1) Amounts represent the effect of legally enforceable master netting agreements that allow the Company to settle positive and negative positions as well as cash collateral and related accrued interest held or placed with the same counterparties. Amounts as of December 31, 2013 and 2012 include derivative positions netted totaling $1,763 and $651, respectively.